Main Events	12 Months Ended
Jun. 30, 2022
Disclosure Of Mani Eventstext Block Abstract
Main events
2.	Main events

2.1.	Sales of Farms

Sales of farms in the year ended on June 30, 2022

a)	Alto Taquari IV Farm

On October 10, 2021, the Company recognized the first part of the sale of the Alto do Taquari Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso (MT). The agreement signed on September 1, 2021 involves a 3,723-hectare area (2,694 arable hectares) for 2,962,974 soybean bags, equivalent to R$591,339 on the transaction date. The payments were divided into nine installments, with one (1) down payment and eight (8) annual installments due in May of each year, with the last payment on May 30, 2029. As of June 30, 2022, the buyer had effected payment of R$96,294, whose gain is shown in Note 22.b.

The parties determined the sale in two (2) phases, with the transfer of 2,566 hectares on October 10, 2021 and 1,157 hectares on September 30, 2024.

b)	Rio do Meio Farm

On December 29, 2021, the Company recognized the sale of 4,573 hectares (2,859 arable hectares) of the Rio do Meio Farm, located in the city of Correntina, state of Bahia (BA). The agreement, signed on September 1, 2021, defined the price of the area at 714,835 soybean bags, which is equivalent to R$130,104 on the transaction date. The payments were divided into 13 installments, with one down payment and 12 semiannual installments due in June and October of each year until October 10, 2027. The proceeds from the sale were not recognized on the date of the execution of the agreement because the transfer of the property was linked to payment of the first installment in the amount of R$16,760, which occurred on December 29, 2021. As of June 30, 2022, the buyer had effected payment of R$20,301, whose gain is shown in Note 22.b.

In the same agreement, the Company undertook to obtain Vegetation Suppression Authorization (ASV) for a 371-hectare area, with payment established at 100 soybean bags per hectare that is subject to granting of the authorization. This amount will be distributed proportionately to the installments coming due after the sale.

Sales of farms in the year ended on June 30, 2021

c)	Sale of Bananal X Farm

On March 22, 2019, the Company signed a purchase and sale agreement for a total area of 2,160 hectares (1,714 agricultural hectares) of the Bananal X Farm, a rural property located in the city of Luís Eduardo Magalhães, state of Bahia.

The agreement was for fixed price of R$28,000 to be paid in seven installments. As of June 30, 2020, the farm was classified as a Non-Current Asset Held for Sale due to a disagreement involving the lessor of the farm that impeded the title transfer to the buyer. On July 31, 2020, the parties reached an agreement and the Company recognized the sale on profit or loss effect, as the asset was recorded at its fair value less selling expenses, as set forth in IFRS 5 – Non-Current Assets Held for Sale and Discontinued Operations.

On the date the sale was completed, the Company received R$7,500. The amount of R$2,000 refers to installments 1 and 2, which were received on February 15, 2019 and March 22, 2019 as advances, while the amount of R$5,500 corresponds to installments 3 and 4 received on July 31, 2020. The remaining balance of R$20,500 will be received in three annual installments through 2023.

As of June 30, 2022, the buyer had effected full payment of all installments.

d)	Sale of Jatobá III Farm

On August 31, 2020, the Company recognized a gain of R$ 3,796 for the sale of 133 hectares, which sale was negotiated in a purchase and sale agreement for a total area of 3,258 hectares (2,473 agricultural hectares) of the Jatobá III Farm on June 28, 2019 for a total amount of R$ 47,016. The Jatobá III Farm is a rural property located in the city of Jaborandi, state of Bahia. As of August 31, 2020, the total gain on sale of farms was R$50,812, corresponding to a total of 37,905 soybean bags or 285 bags of soybean per agricultural hectare.

On August 31, 2020 and on June 28, 2021, the buyer met the contractual conditions to take possession of the Jatobá III farm through two down payment of R$675 and R$809 each, totaling the amount paid of R$1,484, corresponding to 13,646 bags of soybean. As a result, a gain on sale of farms was recognized in the statement of income and the remaining balance corresponding to 24,259 soybean bags was recorded in accounts receivable, to be received in four annual installments through 2025.

As of June 30, 2022, the buyer had effected payment in the total amount of R$32,396.

e)	Sale of Jatobá VI Farm

On May 6, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 1,654 hectares (1,250 agricultural hectares) of the Jatobá VI Farm, a rural property located in the City of Jaborandi, State of Bahia, for 300 bags of soybean per useful hectare, which corresponded to R$67,061 as of May 6, 2021.

On May 6, 2021 and on June 30, 2021, the buyer met the contractual conditions to take possession of the Jatobá VI farm through two down payments of R$6,188 on each date, totaling R$12,376. As a result, a gain on sale of farms was recognized in the statement of income and the remaining balance corresponding to 300,048 soybean bags was recorded in accounts receivable, to be received in six annual installments through 2031.

Sale of farms in the year ended on June 30, 2020

f)	Sale of Jatobá IV Farm

On July 11, 2019, the Company signed a purchase and sale agreement for the sale of 1,134 hectares (893 agricultural hectares) of the Jatobá IV Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 302 bags of soybean per agricultural hectare, totaling R$23,183 as of September 2, 2019.

On September 2, 2019, the buyer met the contractual conditions to take possession of the Jatobá IV Farm through the down payment of R$2,698. As a result, a gain on sale of farms was recognized in the statement of income (see Note 22.b) and the remaining balance corresponding to 232,000 soybean bags was recorded in accounts receivable, to be received in six annual installments through 2025.

g)	Sale of Alto Taquari II Farm

On October 29, 2019, the Company entered into a purchase and sale agreement for the sale of 85 hectares (65 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso, for an amount corresponding to 1,100 bags of soybean per useful hectare, totaling R$5,513 as of October 29,2019.

On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari II Farm through the down payment of R$1,044. As a result, revenue was recognized in the statement of income (see Note 22.b) and the remaining balance corresponding to 57,200 soybean bags is recorded in accounts receivable from sales of farms, to be received in four annual installments through 2023.

h)	Sale of Alto Taquari III Farm

On May 29, 2020, the Company entered into a purchase and sale agreement for the sale of 105 hectares (105 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso, for 1,100 bags of soybean per useful hectare, totaling R$11,037 as of May 29, 2020.

On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari III Farm through the down payment of R$1,763. As a result, a gain on sale of farms was recognized in the statement of income (see Note 22.b) and the remaining balance corresponding to 93,478 soybean bags was recorded in accounts receivable, to be received in five annual installments through 2025.

i)	Sale of Jatobá V Farm

On June 30, 2020, the Company entered into a purchase and sale agreement for the sale of 1,875 hectares (1,500 agricultural hectares) of the Jatobá V Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019.

On the same date, the buyer met the contractual conditions to take possession of the Jatobá V Farm through the down payment of R$5,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 22.b) and the remaining balance corresponding to 397,368 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2026.

2.2. Lease

Parceria Agrícola IX

On June 1, 2022, the Company entered into an agricultural partnership agreement with Regalito Farm to commercially explore a 5,714-hectare agricultural area. Located in the city of São José do Xingu, state of Mato Grosso, the farm was named Parceria IX and the agreement has duration of 12 years.

Parceria Agrícola X

On June 11, 2022, the Company entered into an agricultural partnership agreement with Nossa Senhora Aparecida Farm to commercially explore a 2,100-hectare agricultural area. Located in the city of São Félix do Araguaia, state of Mato Grosso, the farm was named Parceria X and the agreement has duration of 6 years. The lessor will grant possession of the farm by August 2022, after concluding the intercrop harvesting and the removal of all machinery.

2.3.  Merger of Jaborandi Agrícola Ltda.

On June 1, 2021, the shareholders approved a corporate reorganization through a Protocol and Justification of Merger for the merger of the Company’s subsidiary Jaborandi Agrícola Ltda. (“Jaborandi Agrícola”) with the subsidiary Agrifirma Agro Ltda. (Agrifirma), both under the common control of BrasilAgro. Agrifirma was the surviving entity and succeeded Jaborandi Agrícola in all its rights and obligations. The transaction was recorded at book value and did not have any impact in the consolidated financial statements of the Company.

The table below presents the main balance sheet items of Jaborandi Agrícola as at June 1, 2021:

Jaborandi Agrícola
Current assets
Cash and cash equivalents	52,302
Trade accounts payable	34,370
Inventories	53,404
Biological assets	53,646
Related-party transactions	1,499
Recoverable taxes and other credits	823
196,044
Noncurrent assets
Restricted securities	9,802
Recoverable taxes	239
Investment properties	24,019
Judicial deposits	242
Property, plant and equipment	59,345
Intangible assets	177
Right-of-use assets	43,977
Total assets	333,845

Current liabilities
Trade accounts payable	6,215
Loans, financing and debentures	46,983
Labor charges	1,936
Taxes payable	7,351
Leases payable	9,376
Advances from clients	55
71,916
Noncurrent liabilities
Loans, financing and debentures	33,684
Deferred taxes	3,323
Leases payable	148,908
Provision for contingencies	742
Total liabilities	258,573

Total net assets acquired	75,272

The merger not only simplifies the Company’s corporate structure and creates synergies for capturing operating efficiency gains, but also permits for strategy efficiencies.

2.4.	Warrants

On May 10, 2021 and May 14, 2021, the Board of Directors authorized BrasilAgro’s capital increase in the total amount of R$448,174, from R$1,139,811 to R$1,587,985, through the issue of 20,272,707 common shares without par value, as a result of the exercise of warrants held by BrasilAgro’s founding shareholders.

The warrants, which were originally issued on March 15, 2006 and matured on March 15, 2021, granted to the founding shareholders the right to subscribe shares of BrasilAgro proportionately to their equity interests. The warrants were divided into two classes of 256,000 each. The exercise of one class of warrants was conditioned upon certain events and transactions that did not materialize by their maturity date. The exercise of the other class of warrants could be exercised by the shareholders, for a fixed price based on the initial public offering price, subject to inflation and other adjustments.

2.5.	Public offering of shares

In February 2021, BrasilAgro completed a primary and secondary follow-on offering of common shares in the aggregate amount of R$440 million, with the issuance of 20,000,000 new common shares. The offering consisted of a restricted offering in Brazil, pursuant to Law No. 6,385, of December 7, 1976, as amended, and CVM Instruction No. 476, of January 16, 2009, as amended, and a private placement to (a) a limited number of qualified institutional buyers in the United States, as defined in Rule 144A under the Securities Act, and (b) institutional and other investors outside the United States and Brazil that are not U.S. persons, in reliance on Regulation S under the Securities Act. As a result of this offering, the capital stock was increased to R$1,139.8 million, divided into 82,104,301 common shares.

Transaction costs in the amount of R$17,186 were recorded in equity as Share issue costs, net of tax effects, in the amount of R$5,843.

2.6.	Business combination – Acquisition of companies in Bolivia

On December 20, 2020, our controlling shareholder, Cresud, initiated a corporate reorganization under which the Company entered into a Share Purchase Agreement to acquire 100% of the shares issued by the following companies based in Bolivia: (i) Agropecuaria Acres del Sud S.A.; (ii) Ombu Agropecuaria S.A.; (iii) Yatay Agropecuaria S.A.; and (iv) Yuchan Agropecuarian S.A., all of which are indirectly controlled by Cresud. These properties have a total area of 9,875 hectares and will be used to cultivate grains and sugarcane, distributed among the properties San Rafael, Las Londras and La Primavera, collectively refer to as Acres del Sud.

On February 4, 2021, after the fulfillment of certain conditions precedent, which were fully satisfied, the Company assumed control of the aforementioned companies. The Company paid cash of R$160,399 based on the estimated preliminary net assets calculated as of June 30, 2020. The agreement set forth an adjustment in price to reflect the equity variation of the Bolivia-based companies from June 30, 2020 to the base date of the transaction, in accordance with the criteria established by the parties.

The procedures for adjusting the price were concluded on March 21, 2021 and generated an additional obligation of R$5,365, which was settled on April 30, 2021. The total consideration is shown below:

1/31/2021

Consideration paid in cash	160,399
Price adjustment	5,365
Total consideration transferred	165,764
Net assets acquired	(154,733)
Difference recorded in equity	11,031

Since the transaction involves the combination of businesses under common control, given that the transaction involved entities under the common control of Cresud, the Company applied the predecessor value method of accounting and recognized the assets and liabilities acquired at their book value, and the difference of the net assets acquired at book value and the consideration transferred of R$11,031 was recorded in equity under “Effect of reorganization.”.

The table below shows the assets and liabilities acquired by the Company in Jan 31,2021:

Current assets	Acres	Ombú	Yuchán	Yatay	Intercompany Eliminations	Total
Cash and cash equivalents	1,226	234	30	27	-	1,517
Trade accounts receivable	7,746	1,096	1,093	559	-	10,494
Inventories	1,734	1,016	844	35	-	3,629
Biological assets	10,416	4,525	3,292	-	-	18,233
Related-party transactions	2,757	43,935	88	66,369	(113,149)	-
Recoverable taxes and other credits	1,048	406	1,665	843	-	3,962
	24,927	51,212	7,012	67,833	(113,149)	37,835
Noncurrent assets
Investment properties	69,807	38,166	28,044	-	-	136,017
Property, plant and equipment	4,431	178	2,427	3	-	7,039
	74,238	38,344	30,471	3	-	143,056
Total assets	99,165	89,556	37,483	67,836	(113,149)	180,891

Current liabilities
Trade accounts and other payables	4,958	2,930	928	115	-	8,931
Labor obligations	56	24	22	1	-	103
Taxes payable	901	2,114	1,647	57	-	4,719
Related-party transactions	38,211	54,790	26,107	2,295	(113,149)	8,254
Advances from clients	3,443	1	-	-	-	3,444
	47,569	59,859	28,704	2,468	(113,149)	25,451
Noncurrent liabilities
Trade accounts and other payables	250	-	457	-	-	707
	250	-	457	-	-	707
Total liabilities	47,819	59,859	29,161	2,468	(113,149)	26,158

Total net assets acquired	51,346	29,697	8,322	65,368	-	154,733

Other information

The results of the companies acquired in the period from the acquisition date to June 30, 2021 are presented below:

	Acres	Ombú	Yuchán	Yatay	Total
Net income	11,458	5,072	828	-	17,358
Net loss for the year	(3,195)	(2,705)	(2,370)	(382)	(8,652)

Had the transaction been consummated on July 1, 2020, the consolidated results would have been as follows:

	Acres	Ombú	Yuchán	Yatay	Total
Net income	30,736	14,514	3,721	22	48,993
(Loss) net income for the year	(1,207)	(1,402)	(3,869)	753	(5,725)

Cash and cash equivalents on the transaction date was R$1,517, and the net effect of the acquisition on the Company’s consolidated cash flows was R$164,247.

2.7.	Acquisition of Serra Grande Farm

On April 20, 2020, the Company acquired a total area of 4,489 hectares (2,904 agricultural hectares) of the Serra Grande Farm, a rural property located in the city of Baixa Grande do Ribeiro, state of Piauí, in the amount of R$25,047, corresponding to 282,884 soybean bags per agricultural hectares.

On the same date, BrasilAgro met the contractual conditions to take possession of the land upon the down payment of R$8,047. As of June 30, 2020, the remaining balance in the amount of R$14,263, corresponding to 162,000 soybean bags, will be paid in three annual installments upon delivery of 54,000 soybean bags each. The Company maintains its liability measured at fair value through profit or loss, as required by IFRS 13.

2.8.	Business combination – Agrifirma

On November 22, 2019, the Company entered into a merger agreement (the “Merger Agreement”) with Agrifirma Holding S.A. (“Agrifirma Holding”). Under the terms of the Merger Agreement, BrasilAgro agreed to merge with Agrifima Holding and receive all of its assets, rights and obligations, holding 100% of the equity capital of the subsidiary Agrifirma Agro Ltda. and its subsidiaries, in exchange for common shares and warrants (“Agrifirma Warrants”) issued by BrasilAgro to the selling shareholders of Agrifirma Holging.

Agrifirma Agro Ltda. and its subsidiaries (“Agrifirma”) is engaged in the production, manufacture, storage, trading of agricultural products and the provision of agricultural services, as well as the management and commercial exploration of its properties. Since the Agrifirma is engaged in activities in the same sector as BrasilAgro, the following impacts are expected immediately: operational, financial and commercial benefits, such as dilution of general and administrative expenses, capture of synergies and economies of scale in the operations and potential appreciation in the value of undeveloped areas.

Agrifirma is comprised of its parent company (Agrifirma Agro Ltda..) and four subsidiaries, namely Agrifirma Bahia Agropecuária Ltda., I. A. Agro Ltda., GL Empreendimentos e Participações Ltda. and Agrifirma Delaware LLC, in which Agrifirma holds interests of 99.99%.

The completion of the Merger Agreement was subject to certain requirements which, on January 27, 2020, were entirely satisfied and BrasilAgro obtained control of Agrifirma.

2.8.1.	Number of shares delivered as consideration

Based on the terms of the Merger Agreement, the consideration transferred in the form of shares will be determined as followed, as described below: Initial Exchange Ratio (preliminary numbers), Final Exchange Ratio (adjustment in exchange ratio) and Adjustments Due to Indemnifications. The Merger Agreement also determines a minimum of shares to be transferred of 5,392,872.

Initial Exchange Ratio

The parties agreed to define a first exchange ratio based on preliminary book values as of June 30, 2019, adjusted for the market value of the real state held by BrasilAgro and Agrifirma Holding, according to an appraisal report issued by a specialized third party. As a result, the number of shares and warrants to be issued to the shareholders of Agrfirma was determined to 5,215,385 shares and 654,487 warrants, as detailed below:

Initial Exchange Ratio
Unrestricted shares	4,402,404
Shares with sale restriction	812,981
Shares issued and delivered (i)	5,215,385

Agrifirma warrants (ii)	654,487
5,869,872

(i)	Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the BrasilAgro, which were subscribed for and paid up by the shareholders of Agrifirma, and

(ii)	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling it to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the BrasilAgro, with an exercise price of R$0.01 per share.

Final Exchange Ratio

In accordance with the Merger Agreement, the Initial Exchange Ratio is adjusted for the changes in the book values of the preliminary balance sheet as of June 30 2019 through the acquisition date, on January 27, 2020, date on which Merger Agreement was signed.

On April 1, 2020, BrasilAgro informed the former shareholders of Agrifirma Holding that the Final Exchange Ratio, was finalized and reached the minimum number established in the merger agreement, totaling 5,392,872 shares as final consideration to be paid by Brasilagro, as detailed below:

	Initial Exchange Ratio	Adjustment to exchange ratio	Final Exchange Ratio
Unrestricted shares	4,402,404	(357,750)	4,044,654
Shares with sale restriction	812,981	(66,065)	746,916
Total shares (i)	5,215,385	(423,815)	4,791,570
Warrants	654,487	(53,185)	601,302
	5,869,872	(477,000)	5,392,872

(i)	The adjustment in the exchange refers to the 423,815 shares, that the former shareholders of Agrifirma Holding will have to return. The share return process was completed on October 26, 2020.

Adjustments for indemnifications

The agreement establishes obligations for the payment of compensation by both BrasilAgro and the selling shareholders if certain contractually indemnifiable losses occur within two years from the date of the Merger Agreement.

On June 18, 2020, BrasilAgro and the selling shareholders signed a Settlement Agreement, agreeing on a Final Exchange Ratio at the minimum of 5,392,872 shares. The parties also agreed that given the resolution of a contingency by the date of the Settlement Agreement, the selling shareholders agreed to return the amount of R$3,500,000 in restricted shares and Agrifirma Warrants, as described below, which number was calculated using the market price of BrasilAgro’s average share price 90 days before January 27, 2022.

The following is the Final Exchange Ratio agreed after considering the Adjustments for indemnifications:

	Final Exchange Ratio	Adjustments for indemnifications	Final Exchange Ratio adjusted by indemnifications
Unrestricted shares	4,044,654	-	4,044,654
Shares with sale restriction	746,916	(109,291)	637,625
Total shares	4,791,570	(109,291)	4,682,279
Warrants	601,302	(87,985)	513,317
	5,392,872	(197,276)	5,195,596

2.8.2.	Accounting for the transaction

Company estimated the fair value of the identifiable assets and liabilities acquired from Agrifirma and of the consideration transferred as of the acquisition date, i.e., January 27, 2020. For the purposes of estimating the consideration transferred, BrasilAgro considered the number of common shares adjusted by the amount of indemnifications.

a) Estimated fair value of identifiable assets and liabilities acquired

The table below shows the estimated fair value of identifiable assets and liabilities of Agrifirma as of January 27, 2020:

Assets	January 27, 2020
Cash and cash equivalents	1,071
Trade accounts receivable	3,313
Inventories	1,461
Biological assets	4,883
Recoverable taxes and contributions	3,012
Non-current assets held for sale	23,842
Related parties	36
Other credits	6,025
43,643

Other credits	15,986
Investment properties	197,711
Property, plant and equipment	23,541
237,238
Total assets	280,881
Liabilities
Trade accounts payables	792
Loans and financing	123,862
Payable income tax and social contribution	19
Taxes payable	646
Labor charges	2,894
Other accounts payable	15,590
143,803

Provision for contingencies	60
Other accounts payable	3,206
Deferred tax liabilities	27,763
Total liabilities	31,029

Total net assets at fair value	106,049
Goodwill (a)	47
Total consideration	106,096

a)	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be deductible for tax purposes.

Consideration transferred at fair value

The following table summarizes the fair value of the consideration transferred for the acquisition of Agrifirma:

	Number of shares issued / to be issued	Brasilagro’s share market price as of January 27, 2020	Total consideration transferred
Unrestricted shares	4,044,654	-	115,587
Capital reserve	-	-	(33,566)
Unrestricted shares	4,044,654	20.28	82,021

Shares with sale restriction	637,625	20.28	12,930
Agrifirma Warrants (a)	513,317	20.27	10,405
Agrifirma Warrant Dividends (b)	-	-	740
Estimated consideration at fair value	5,195,596		106,096

To calculate the fair value of the consideration transferred on the acquisition date, the following assumptions were considered:

a)	Unrestricted and restricted shares: the fair value of the restricted and unrestricted shares, was calculated considering BrasilAgro’s quoted market share price on the B3 (Agro3) as of January 27, 2020.

b)	Agrifirma Warrants: the fair value was measured based on BrasilAgro´s quoted share market price on the B3 as of January 27, 2020, adjusted by the exercise price of R$0.01 per warrant.

c)	Agrifirma Warrant Dividends: the fair value of Agrifirma Warrant Dividends, was based on the average dividend yield of the last four years and BrasilAgro’s quoted share market price on the B3 as of January 27, 2020, discounted to present value.

The unrestricted shares issued as part of the consideration transferred for the acquisition of control of Agrifirma were recorded recognized in equity. The restricted shares, the Agrifirma Warrants and the Agrifirma Warrant Dividends are recorded in Other Liabilities as their final amount may vary due to certain events stated in the agreement and, as such, they do not meet the definition of equity instrument in accordance with IAS 32 – Financial Instruments, and therefore are recognized as financial liabilities at fair value through profit or loss. The restricted shares are considered in the calculation of basic earnings per share, while the warrants are considered potential common shares and as such included in the calculation of diluted earnings per share.

The unrestricted shares do not have the element of variability, and as such is recognized in equity. The difference between the capital increase, in accordance with the Merger Agreement, and the consideration transferred at fair value of the unrestricted shares as of January 27, 2020, totaling R$30,566 is recorded in Capital Reserve.

2.8.3. Other Information

The results of the Agrifirma Group consolidated by BrasilAgro from the acquisition dated, i.e. January 27, 2020 to June 30, 2020, are as follows:

1/27/2020 to 6/30/2020
Net revenue	19,194
Net income for the period	1

Had the transaction been consummated on July 1, 2019, the net revenue and loss for the year of Agrifirma consolidated by BrasilAgro would have been as follows:

7/1/2020 to 6/30/2020
Net income	27,949
Loss for the year	(64,305)

2.9.	Cyber attack

On October 21, 2019, the Company suffered a ransomware cyberattack that caused a partial and temporary interruption in its operations. The Company implemented its contingency plans, continued operating partially during the cyberattack and reconnected progressively its operating systems after the attack.

After the incident, the Company took certain additional preventive measures and revalidated the technological processes to improve the controls to minimize cyberattack risks to which the Company was exposed. Although the cyberattack vector could not be identified, the process and the characteristics of the cyberattack could be identified satisfactorily.

The actions implemented, including the controls put in place, improved the security of the information technology systems to avoid new attempts of cyberattacks.

2.10.	COVID-19 Impacts

COVID-19 was first reported on December 31, 2019, and since then the disease has spread to various countries, including Brazil, Paraguay and Bolivia, where the Company operates, with reports of numerous deaths caused by the new coronavirus. On March 11, 2020, the World Health Organization declared a global pandemic.

In March, 2020 the Company developed and implemented a plan with various measures to protect the health of its employees, contribute to containing COVID-19 and mitigate its effects on its operations. These measures included:

●	Creating a Prevention and Risk Committee to continuously assess the overall situation, update preventive measures and actions to minimize risks, and coordinate the implementation of action plans;

●	Establishment of working from home for employees who are at risk or who work at the corporate office in São Paulo;

●	Adoption of various measures and protocols to protect the safety of all persons involved in the Company’s operational context, following the guidelines of the Brazilian Ministry of Health;

●	Contingency plans to support operations.

The operations are functioning normally and to date the Company has not had any material impact caused by the spread of COVID-19.

COVID-19 could affect the Company’s operations if a significant portion of its workforce cannot work effectively due to the spread of the virus, quarantines, government actions, the shutdown of facilities or other restrictions. Part of the Company’s revenue is generated by the sale of commodities to local clients, but the global market for said commodities relies on an extensive logistics and supply chain, including ports, distribution centers and suppliers. In addition, the high volatility in the prices of the U.S. dollar and of commodities could result in losses for the Company.

With regard to its business, a factor that merits attention is the strong demand for exports benefited by the appreciation in the U.S. dollar. With regard to the logistics chain, note that no significant disruptions occurred in export operations and logistics and in inbound shipments of inputs, most of which already have been acquired.

With regard to commitments for sales to clients, the Company has not identified any material changes, since their origination is based on a strong correlation between the way the negotiations are conducted and the players selected as commercial partners. Therefore, to date, the Company has not observed any matters related to these commitments. Moreover, the Company is well positioned to surmount the effects caused by covid-19, with its main concerns including its cash preservation, leverage ratio and cost and borrowing efficiency, which are aligned with the risk policies adopted by the Company.

Short- and long-term liquidity is preserved, and even any changes in inbound and outbound shipments are scaled to not affect significantly the Company’s financial position. BrasilAgro did not identify significant risks with regard to its capacity to continue operating. During the year ended June 30, 2022, no significant impacts were identified.

2.11.	Other performance aspects

Part of the Company’s revenue is generated by the sale of commodities to local clients, in the context of a global market for said commodities relies on an extensive logistics and supply chain, including ports, distribution centers and suppliers.

Given the geopolitical scenario with significant impacts from the war between Russia and Ukraine, which began on February 24, 2022, the Company adopted certain measures with regard to the acquisition of inputs for the 2022/23 crop year, as follows:

●	acquisition of 65% of fertilizers, of which 70% were already delivered;

●	acquisition of 100% of chemical inputs;

●	daily monitoring of commodity and fertilizer prices.

The remaining inputs will be negotiated at opportune times, with fertilizer prices starting to fall after reaching record high levels for imports and reaching the same levels of the previous year. The expectation is for the increase in input prices to be offset by the increase in commodity prices, supporting the capture of margins above the historical average.

With regard to its business, a factor that merits attention is the strong demand for exports benefited by the appreciation in the U.S. dollar. With regard to the logistics chain, note that no significant disruptions occurred in export operations and logistics and in inbound shipments of inputs, most of which already have been acquired. With regard to commitments for sales to clients, the Company has not identified any material changes.

Short- and long-term liquidity is preserved, and even any changes in inbound and outbound shipments are scaled to not affect significantly the Company’s financial position. BrasilAgro did not identify significant risks with regard to its capacity to continue operating.